Fair Value Measurement - Schedule of Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities	¥ 1		¥ 467
Forward sale contract liability	16,813	$ 2,404
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities
Forward sale contract liability
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities
Forward sale contract liability
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liabilities	1		¥ 467
Forward sale contract liability	¥ 16,813